Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 46,818	$ 48,983
Contract assets	313	221
Contract liabilities	70,335	59,169
Non-current	84	91
Current	70,251	59,078
Total contract liabilities	$ 70,335	$ 59,169